Consolidated Statements of Profit or Loss and Other Comprehensive Income - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue		€ 51,174	€ 7,778	€ 6,953
Cost of sales		12,137	3,523	0
Gross profit		39,037	4,255	6,953
Research and development costs		379,624	295,867	260,904
Selling, general and administrative expenses		221,227	160,180	76,669
Operating profit/(loss)		(561,814)	(451,792)	(330,620)
Share of profit/(loss) of associate		(17,697)	12,041	(9,524)
Finance income		52,181	59,718	1,812
Finance expenses		50,487	3,911	80,842
Profit/(loss) before tax		(577,817)	(383,944)	(419,174)
Tax on profit/(loss) for the year		(5,377)	367	219
Net profit/(loss) for the year		(583,194)	(383,577)	(418,955)
Attributable to owners of the Company		€ (583,194)	€ (383,577)	€ (418,955)
Basic and diluted earnings/(loss) per share		€ (10.40)	€ (7.00)	€ (8.28)
Weighted average number of shares used for calculation (basic and diluted)	[1]	56,071,793	54,771,763	50,616,528
Statement of comprehensive income [abstract]
Net profit/(loss) for the period		€ (583,194)	€ (383,577)	€ (418,955)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations		(327)	3,855	(42)
Other comprehensive income/(loss) for the year, net of tax		(327)	3,855	(42)
Total comprehensive income/(loss)		(583,521)	(379,722)	(418,997)
Attributable to owners of the Company		€ (583,521)	€ (379,722)	€ (418,997)

[1]	A total of 6,864,011 warrants outstanding as of December 31, 2022 (a total of 7,085,073 warrants and 6,148,004 warrants outstanding as of December 31, 2021 and 2020, respectively) can potentially dilute earnings per share in the future but have not been included in the calculation of diluted earnings per share because they are antidilutive for the periods presented. Similarly, 575,000 convertible senior notes which can potentially be converted into 3,456,785 ordinary shares, can potentially dilute earnings per share in the future but have not been included in the calculation of diluted earnings per share because they are antidilutive for 2022.